Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Irish corporation tax - deferred	$ 51.0	$ 0.1	$ 36.8
Provision for/(benefit from) income taxes	47.6	2.1	46.4
Tax Shortfalls Windfalls Related To Equity Awards		2.4	3.6
Tax expense reported in shareholders' equity related to equity awards		2.4	3.6
Irish Corporation Tax [Member]
Irish corporation tax - current		0.5	0.3
Irish corporation tax - deferred	(0.1)	0.3	1.0
Foreign Taxes [Member]
Foreign taxes - current	(3.4)	1.5	9.3
Foreign taxes - deferred	$ 51.1	$ (0.2)	$ 35.8